Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 378,709	$ 186,224	$ 64,478	$ 958,387	$ 515,575	$ 181,310	$ 753,188
Custom products
Disaggregation of Revenue [Line Items]
Revenues	259,283	142,170	51,426	698,971	422,347	152,386	590,646
Powertrain solutions
Disaggregation of Revenue [Line Items]
Revenues	98,924	28,427	0	210,707	48,322	1,423	99,479
Standard products
Disaggregation of Revenue [Line Items]
Revenues	13,207	8,618	13,052	31,292	24,585	21,310	34,624
Services
Disaggregation of Revenue [Line Items]
Revenues	7,295	7,009	0	17,417	20,321	6,191	28,439
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenues	214,505	113,162	51,426	550,018	327,011	125,273	469,947
Point-in-time revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 164,204	$ 73,062	$ 13,052	$ 408,369	$ 188,564	$ 56,037	$ 283,241